UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

617-563-7000

Registrant’s telephone number, including area code:

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

May 31, 2017

T12-QTLY-0717

1.9862233.102

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 85.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 5.5%
Automobiles – 0.3%
General Motors Co. 5.20% 4/1/45	$200,000	$194,535

Hotels, Restaurants & Leisure – 1.1%
McDonald’s Corp.:
3.70% 1/30/26	15,000	15,626
4.875% 12/9/45	50,000	55,227
6.30% 3/1/38	200,000	256,339
Wyndham Worldwide Corp. 4.15% 4/1/24	317,000	326,897

		654,089

Household Durables – 1.2%
DR Horton, Inc. 4.00% 2/15/20	400,000	416,795
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	261,056

		677,851

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc. 4.80% 12/5/34	200,000	228,818

Media – 2.5%
21st Century Fox America, Inc.:
3.00% 9/15/22	27,000	27,527
4.50% 2/15/21	57,000	61,368
Comcast Corp. 4.50% 1/15/43	306,000	323,198
TELUS Corp. 3.70% 9/15/27	500,000	508,969
Time Warner Cable, Inc.:
4.50% 9/15/42	100,000	95,584
5.875% 11/15/40	150,000	167,608
6.20% 3/15/40	221,000	255,420

		1,439,674

TOTAL CONSUMER DISCRETIONARY		3,194,967

CONSUMER STAPLES – 6.1%
Beverages – 2.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	300,000	304,809
3.65% 2/1/26	315,000	323,959
4.70% 2/1/36	207,000	225,441
4.90% 2/1/46	165,000	182,921
Constellation Brands, Inc. 3.75% 5/1/21	425,000	444,971

		1,482,101

Food & Staples Retailing – 1.1%
CVS Health Corp.:
1.90% 7/20/18	50,000	50,132
2.80% 7/20/20	50,000	50,996
4.875% 7/20/35	150,000	165,044
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	392,000	395,246

		661,418

	Principal Amount	Value
Food Products – 0.6%
Kraft Heinz Foods Co. 4.375% 6/1/46	$100,000	$95,568
Mondelez International Holdings Netherlands BV 2.00% 10/28/21 (a)	216,000	210,804
The JM Smucker Co. 2.50% 3/15/20	47,000	47,593

		353,965

Tobacco – 1.8%
Altria Group, Inc. 2.85% 8/9/22	206,000	209,710
BAT International Finance PLC 3.95% 6/15/25 (a)	500,000	523,672
Reynolds American, Inc.:
4.45% 6/12/25	200,000	215,363
5.85% 8/15/45	100,000	120,945

		1,069,690

TOTAL CONSUMER STAPLES		3,567,174

CONSUMER, NON-CYCLICAL – 1.6%
Pharmaceuticals – 1.6%
Perrigo Finance Unlimited Co. 4.375% 3/15/26	200,000	208,226
Teva Pharmaceutical Finance Netherlands III BV:
1.40% 7/20/18	260,000	258,837
2.20% 7/21/21	307,000	300,975
2.80% 7/21/23	50,000	48,508
3.15% 10/1/26	150,000	140,865

TOTAL CONSUMER, NON-CYCLICAL		957,411

ENERGY – 12.3%
Energy Equipment & Services – 0.5%
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	257,948

Oil, Gas & Consumable Fuels – 11.4%
Anadarko Finance Co. 7.50% 5/1/31	12,000	15,518
Anadarko Petroleum Corp.:
5.55% 3/15/26	200,000	224,531
6.60% 3/15/46	100,000	123,865
Apache Corp. 4.25% 1/15/44	125,000	119,060
Canadian Natural Resources Ltd.:
3.90% 2/1/25	172,000	175,116
4.95% 6/1/47	150,000	151,131
Cenovus Energy, Inc.:
3.00% 8/15/22	325,000	320,449
4.25% 4/15/27 (a)	250,000	248,828
5.20% 9/15/43	58,000	54,582
5.70% 10/15/19	50,000	53,609
DCP Midstream Operating LP 5.85% 5/21/43 (a)(b)	400,000	374,000

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Enable Midstream Partners LP 4.40% 3/15/27	$250,000	$253,253
Enbridge, Inc.:
4.25% 12/1/26	14,000	14,758
5.50% 12/1/46	130,000	145,274
Encana Corp. 3.90% 11/15/21	500,000	518,997
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	255,411
Exxon Mobil Corp.:
3.043% 3/1/26	400,000	405,844
4.114% 3/1/46	130,000	136,293
Kinder Morgan Energy Partners LP 5.00% 10/1/21	238,000	257,989
Kinder Morgan, Inc. 3.05% 12/1/19	300,000	306,399
Marathon Petroleum Corp. 2.70% 12/14/18	340,000	343,662
Noble Energy, Inc. 5.05% 11/15/44	200,000	204,961
Petroleos Mexicanos:
5.50% 6/27/44	64,000	57,338
5.625% 1/23/46	165,000	148,830
6.75% 9/21/47	127,000	130,359
6.875% 8/4/26	75,000	84,225
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	150,000	157,159
Shell International Finance BV:
3.25% 5/11/25	200,000	205,346
4.125% 5/11/35	200,000	207,291
Southwestern Energy Co. 6.70% 1/23/25	100,000	98,750
Spectra Energy Partners LP 3.375% 10/15/26	154,000	151,390
The Williams Companies., Inc. 5.75% 6/24/44	255,000	265,996
Williams Partners LP 3.35% 8/15/22	425,000	431,300

		6,641,514

Pipeline – 0.4%
Enterprise Products Operating LLC 4.85% 3/15/44	200,000	210,385

TOTAL ENERGY		7,109,847

FINANCIALS – 32.9%
Banks – 15.1%
Bank of America Corp.:
3.124% 1/20/23 (b)	550,000	557,313
3.705% 4/24/28 (b)	250,000	252,049
4.20% 8/26/24	255,000	265,206
4.25% 10/22/26	40,000	41,346
4.45% 3/3/26	50,000	52,216
5.75% 12/1/17	250,000	255,141
Bank of America N.A. 2.05% 12/7/18	250,000	251,235

	Principal Amount	Value
Barclays PLC 3.684% 1/10/23	$400,000	$410,549
CIT Group, Inc. 3.875% 2/19/19	425,000	436,156
Citigroup, Inc.:
4.05% 7/30/22	400,000	419,728
4.40% 6/10/25	400,000	417,059
Citizens Financial Group, Inc. 4.35% 8/1/25	145,000	150,613
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	265,174
Discover Bank 3.20% 8/9/21	256,000	262,096
Fifth Third Bancorp 8.25% 3/1/38	170,000	249,062
HSBC Holdings PLC:
2.95% 5/25/21	200,000	202,568
4.041% 3/13/28 (b)	500,000	516,802
ING Groep N.V. 3.15% 3/29/22	250,000	254,790
JPMorgan Chase & Co.:
2.55% 10/29/20	450,000	454,195
4.125% 12/15/26	300,000	312,327
4.95% 6/1/45	200,000	217,613
PNC Bank N.A. 2.15% 4/29/21	300,000	299,099
Regions Bank 7.50% 5/15/18	250,000	263,143
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	104,653
6.00% 12/19/23	408,000	448,365
The Bank of Nova Scotia 4.50% 12/16/25	300,000	315,492
The Huntington National Bank 2.375% 3/10/20	250,000	251,926
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	350,000	357,328
US Bancorp 3.10% 4/27/26	250,000	249,645
Wells Fargo & Co. 4.65% 11/4/44	200,000	206,978

		8,739,867

Capital Markets – 5.8%
Credit Suisse Group AG 3.574% 1/9/23 (a)	250,000	255,000
Goldman Sachs Group, Inc.:
2.625% 4/25/21	288,000	289,340
3.50% 11/16/26	190,000	188,520
3.75% 5/22/25 to 2/25/26	400,000	408,778
3.85% 7/8/24	255,000	265,432
Morgan Stanley:
2.50% 4/21/21	200,000	200,218
3.625% 1/20/27	200,000	201,648
4.875% 11/1/22	408,000	444,736
5.50% 7/28/21	260,000	289,508
S&P Global, Inc.:
3.30% 8/14/20	145,000	148,972
4.00% 6/15/25	162,000	170,390
State Street Corp. 3.10% 5/15/23	500,000	510,784

		3,373,326

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – 4.4%
Ally Financial, Inc. 4.75% 9/10/18	$408,000	$419,628
American Express Credit Corp. 2.20% 3/3/20	225,000	226,572
Capital One Financial Corp. 2.50% 5/12/20	250,000	251,351
Discover Financial Services 5.20% 4/27/22	391,000	424,786
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	303,719
5.875% 8/2/21	352,000	392,685
Hyundai Capital America 2.875% 8/9/18 (a)	250,000	252,321
Synchrony Financial 3.00% 8/15/19	255,000	258,632

		2,529,694

Diversified Financial Services – 3.1%
Aon PLC 4.75% 5/15/45	161,000	172,057
Dell International LLC / EMC Corp. 6.02% 6/15/26 (a)	150,000	165,451
General Motors Financial Co., Inc. 3.10% 1/15/19	300,000	304,395
International Lease Finance Corp. 4.625% 4/15/21	400,000	426,702
Moody’s Corp.:
2.75% 12/15/21	11,000	11,104
4.50% 9/1/22	408,000	439,829
UniCredit SpA 3.75% 4/12/22 (a)	300,000	302,849

		1,822,387

Insurance – 4.5%
American International Group, Inc. 3.90% 4/1/26	400,000	413,078
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	254,679
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	61,902
Pacific LifeCorp. 5.125% 1/30/43 (a).	306,000	341,024
Prudential Financial, Inc. 5.375% 5/15/45 (b)	34,000	36,475
The Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	417,253
Unum Group 4.00% 3/15/24	435,000	452,050
Voya Financial, Inc.:
3.65% 6/15/26	250,000	252,399
5.70% 7/15/43	64,000	73,653
Willis North America, Inc. 3.60% 5/15/24	320,000	324,482

		2,626,995

TOTAL FINANCIALS		19,092,269

	Principal Amount	Value
HEALTH CARE – 5.4%
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories 3.75% 11/30/26	$400,000	$407,962
Becton Dickinson & Co.:
2.404% 6/5/20	280,000	280,557
2.894% 6/6/22	278,000	278,394
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	450,000	446,043

		1,412,956

Health Care Providers & Services – 0.9%
Aetna, Inc. 2.80% 6/15/23	80,000	80,060
Anthem, Inc. 3.30% 1/15/23	49,000	50,215
UnitedHealth Group, Inc.:
3.75% 7/15/25	150,000	158,633
4.75% 7/15/45	222,000	249,712

		538,620

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	84,000	86,816

Pharmaceuticals – 1.9%
Actavis, Inc. 1.875% 10/1/17	250,000	250,128
Allergan Funding SCS:
3.00% 3/12/20	330,000	337,188
4.55% 3/15/35	157,000	162,546
Mylan N.V. 3.95% 6/15/26	322,000	322,878

		1,072,740

TOTAL HEALTH CARE		3,111,132

INDUSTRIALS – 3.1%
Air Freight & Logistics – 0.5%
FedEx Corp. 3.25% 4/1/26	300,000	303,265

Airlines – 0.4%
Delta Air Lines, Inc. 2.875% 3/13/20	247,000	250,460

Industrial Conglomerates – 0.8%
Roper Technologies, Inc.:
2.05% 10/1/18	350,000	350,962
2.80% 12/15/21	59,000	59,776
3.80% 12/15/26	61,000	62,945

		473,683

Machinery – 0.6%
John Deere Capital Corp. 2.65% 6/10/26	350,000	343,191

Trading Companies & Distributors – 0.8%
Air Lease Corp. 3.875% 4/1/21	425,000	445,534

TOTAL INDUSTRIALS		1,816,133

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – 2.2%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	$17,000	$17,313

Semiconductors & Semiconductor Equipment – 0.5%
Applied Materials, Inc. 4.35% 4/1/47	250,000	262,623

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc. 3.20% 5/11/27	400,000	405,299
Dell International LLC / EMC Corp. 4.42% 6/15/21 (a)	220,000	231,845
Hewlett Packard Enterprise Co. 4.40% 10/15/22	340,000	362,890

		1,000,034

TOTAL INFORMATION TECHNOLOGY		1,279,970

MATERIALS – 1.4%
Chemicals – 0.9%
LYB International Finance BV 4.875% 3/15/44	200,000	210,789
Monsanto Co. 4.20% 7/15/34	255,000	257,376
Potash Corp. of Saskatchewan, Inc. 4.00% 12/15/26	35,000	36,235

		504,400

Metals & Mining – 0.5%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	226,734
Freeport-McMoRan, Inc. 2.30% 11/14/17	50,000	49,875
Vale Overseas Ltd. 6.875% 11/10/39	7,000	7,513

		284,122

TOTAL MATERIALS		788,522

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 1.7%
DDR Corp. 3.50% 1/15/21	255,000	259,170
Lexington Realty Trust 4.40% 6/15/24	255,000	255,766
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	280,000	288,036
4.50% 1/15/25	200,000	203,510

		1,006,482

Real Estate Management & Development – 1.6%
Brandywine Operating Partnership LP 3.95% 2/15/23	6,000	6,072
Corporate Office Properties LP:
3.60% 5/15/23	200,000	198,357
3.70% 6/15/21	425,000	436,251
Mack-Cali Realty LP 4.50% 4/18/22	255,000	261,250

		901,930

TOTAL REAL ESTATE		1,908,412

	Principal Amount	Value
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 3.4%
AT&T, Inc.:
3.20% 3/1/22	$500,000	$509,241
4.50% 5/15/35	115,000	111,278
4.75% 5/15/46	62,000	59,584
5.45% 3/1/47	100,000	105,595
5.55% 8/15/41	221,000	236,627
Verizon Communications, Inc.:
3.125% 3/16/22	500,000	511,799
3.50% 11/1/21	350,000	363,561
4.862% 8/21/46	100,000	98,568

TOTAL TELECOMMUNICATION SERVICES		1,996,253

UTILITIES – 8.2%
Electric Utilities – 4.6%
Cleco Corporate Holdings LLC 3.743% 5/1/26	36,000	36,347
Duke Energy Indiana, Inc. 4.90% 7/15/43	100,000	114,833
Emera US Finance LP 3.55% 6/15/26	250,000	249,828
Exelon Corp.:
3.497% 6/1/22	587,000	601,000
3.95% 6/15/25	30,000	31,198
FirstEnergy Corp. 2.75% 3/15/18	250,000	251,470
Florida Gas Transmission Co., LLC 4.35% 7/15/25 (a)	150,000	159,207
Great Plains Energy, Inc. 3.15% 4/1/22	335,000	340,590
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,780
Puget Energy, Inc. 3.65% 5/15/25	78,000	78,760
The Southern Co.:
1.55% 7/1/18	500,000	498,655
1.85% 7/1/19	230,000	229,409

		2,644,077

Gas Utilities – 0.3%
Southern Co. Gas Capital Corp. 4.40% 5/30/47	200,000	203,693

Multi-Utilities – 3.3%
Dominion Energy, Inc.:
2.579% 7/1/20	94,000	94,716
4.104% 4/1/21 (b)	250,000	263,097
DPL, Inc. 7.25% 10/15/21	306,000	326,655
Duke Energy Corp. 2.65% 9/1/26	500,000	476,502
NiSource Finance Corp.:
3.49% 5/15/27	200,000	202,729
3.85% 2/15/23	500,000	523,318

		1,887,017

TOTAL UTILITIES		4,734,787

TOTAL NONCONVERTIBLE BONDS (Cost $48,775,611)		49,556,877

5	Quarterly Report

Investments (Unaudited) – continued

U.S. Treasury Obligations – 8.1%
	Principal Amount	Value
U.S. Treasury Bonds:
2.50%, 2/15/46	$3,000,000	$2,775,117
3.00%, 11/15/45	1,255,000	1,285,835
U.S. Treasury Notes 2.25% 11/15/25	643,000	647,596

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,583,836)		4,708,548

Municipal Securities – 0.8%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $444,484)	425,000	445,111

Foreign Government and Government Agency Obligations – 0.3%

Republic of Colombia Government International Bond 3.875% 4/25/27 (Cost $197,271)	200,000	201,800

Money Market Funds – 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.86% (c) (Cost $1,947,115)	1,946,756	$1,947,138

TOTAL INVESTMENT PORTFOLIO – 98.0% (Cost $55,948,317)		56,859,474

NET OTHER ASSETS (LIABILITIES) – 2.0%		1,182,364

NET ASSETS – 100.0%		$58,041,838

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,868,124 or 6.6% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,401

Other Information

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$49,556,877	$—	$49,556,877	$—
U.S. Treasury Obligations	4,708,548	—	4,708,548	—
Municipal Securities	445,111	—	445,111	—
Foreign Government and Government Agency Obligations	201,800	—	201,800	—
Money Market Funds	1,947,138	1,947,138	—	—

Total Investments in Securities:	$56,859,474	$1,947,138	$54,912,336	$—

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $56,009,491. Net unrealized appreciation aggregated $849,983, of which $1,087,893 related to appreciated investment securities and $237,910 related to depreciated investment securities.

Quarterly Report	6

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

May 31, 2017

T13-QTLY-0717

1.9862237.102

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 84.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 8.1%
Automobiles – 2.2%
BMW US Capital LLC:
2.15% 4/6/20 (a)	$294,000	$295,830
2.70% 4/6/22 (a)	237,000	239,695
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	200,000	199,992
2.25% 3/2/20 (a)	500,000	502,386
2.45% 5/18/20 (a)	500,000	504,118
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	200,727
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	250,427

		2,193,175

Hotels, Restaurants & Leisure – 1.2%
McDonald’s Corp. 2.75% 12/9/20	1,170,000	1,194,956

Household Durables – 0.5%
DR Horton, Inc. 3.75% 3/1/19	499,000	512,447

Media – 4.2%
21st Century Fox America, Inc. 4.50% 2/15/21	553,000	595,374
CBS Corp. 2.30% 8/15/19	1,282,000	1,290,265
Comcast Corp.:
1.625% 1/15/22	227,000	221,783
5.15% 3/1/20	550,000	599,344
Cox Communications, Inc. 6.25% 6/1/18 (a)	136,000	141,730
The Walt Disney Co. 1.85% 5/30/19	115,000	115,542
Time Warner Cable LLC 6.75% 7/1/18	191,000	200,755
Time Warner, Inc. 2.10% 6/1/19	1,114,000	1,117,281

		4,282,074

TOTAL CONSUMER DISCRETIONARY		8,182,652

CONSUMER STAPLES – 4.8%
Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	60,000	59,913
2.15% 2/1/19	514,000	517,261
2.65% 2/1/21	68,000	69,090
PepsiCo, Inc. 1.70% 10/6/21	135,000	132,648

		778,912

Food & Staples Retailing – 0.7%
CVS Health Corp.:
2.25% 12/5/18 to 8/12/19	271,000	272,964
2.80% 7/20/20	144,000	146,870
The Kroger Co. 2.30% 1/15/19	155,000	156,239
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	117,000	117,969

		694,042

	Principal Amount	Value
Food Products – 0.7%
Kraft Heinz Foods Co. 1.60% 6/30/17	$127,000	$127,024
The JM Smucker Co.:
1.75% 3/15/18	103,000	103,078
2.50% 3/15/20	136,000	137,715
Tyson Foods, Inc. 2.65% 8/15/19	314,000	318,253

		686,070

Tobacco – 2.6%
BAT International Finance PLC:
1.85% 6/15/18 (a)	273,000	273,060
2.75% 6/15/20 (a)	1,003,000	1,016,797
Imperial Brands Finance PLC 2.05% 7/20/18 (a)	500,000	500,181
Philip Morris International, Inc. 1.875% 1/15/19 to 2/25/21	554,000	552,913
Reynolds American, Inc. 3.25% 6/12/20	317,000	328,133

		2,671,084

TOTAL CONSUMER STAPLES		4,830,108

CONSUMER, NON-CYCLICAL – 1.9%
Pharmaceuticals – 1.9%
Perrigo Finance Unlimited Co. 3.50% 3/15/21 to 12/15/21	813,000	847,188
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	806,000	799,384
2.20% 7/21/21	266,000	260,780
2.80% 7/21/23	67,000	65,001

TOTAL CONSUMER, NON-CYCLICAL		1,972,353

ENERGY – 8.4%
Energy Equipment & Services – 1.1%
Noble Holding International Ltd. 5.75% 3/16/18	9,000	9,045
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	1,059,000	1,065,968

		1,075,013

Oil, Gas & Consumable Fuels – 7.1%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	171,000	176,503
5.90% 2/1/18	129,000	132,386
Chevron Corp. 1.961% 3/3/20	417,000	418,559
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	105,000	105,106
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	60,000	60,276
3.30% 6/1/20	41,000	41,949

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
ConocoPhillips Co.:
1.50% 5/15/18	$134,000	$133,907
2.20% 5/15/20	92,000	92,559
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,945
Enterprise Products Operating LLC:
1.65% 5/7/18	92,000	91,966
2.85% 4/15/21	950,000	965,581
Exxon Mobil Corp. 2.222% 3/1/21	496,000	500,999
Kinder Morgan, Inc.:
2.00% 12/1/17	67,000	67,078
3.05% 12/1/19	111,000	113,368
Marathon Petroleum Corp. 2.70% 12/14/18	133,000	134,433
Petroleos Mexicanos:
3.50% 7/18/18	235,000	237,630
5.50% 2/4/19	300,000	314,520
6.375% 2/4/21	300,000	328,320
Shell International Finance BV:
2.125% 5/11/20	1,121,000	1,129,996
2.25% 11/10/20	66,000	66,569
Total Capital International S.A.:
2.125% 1/10/19	978,000	985,225
2.75% 6/19/21	221,000	226,447
TransCanada PipeLines Ltd.:
1.625% 11/9/17	75,000	75,028
2.50% 8/1/22	97,000	97,185
3.125% 1/15/19	625,000	637,337

		7,143,872

Pipeline – 0.2%
Kinder Morgan Finance Co. LLC 6.00% 1/15/18 (a)	227,000	232,692

TOTAL ENERGY		8,451,577

FINANCIALS – 36.3%
Banks – 18.3%
Bank of America Corp.:
2.00% 1/11/18	143,000	143,353
2.625% 10/19/20 to 4/19/21	322,000	324,112
2.65% 4/1/19	1,577,000	1,594,856
Barclays PLC:
2.75% 11/8/19	554,000	558,956
3.25% 1/12/21	1,203,000	1,228,261
BNP Paribas S.A. 2.375% 5/21/20	500,000	503,729
CIT Group, Inc. 3.875% 2/19/19	94,000	96,468
Citigroup, Inc.:
1.75% 5/1/18	396,000	395,874
2.05% 12/7/18	110,000	110,299
2.15% 7/30/18	66,000	66,221
2.50% 7/29/19	1,596,000	1,611,269
2.65% 10/26/20	52,000	52,502

	Principal Amount	Value
Citizens Bank N.A.:
2.30% 12/3/18	$250,000	$251,114
2.55% 5/13/21	1,500,000	1,505,611
Credit Suisse AG 2.30% 5/28/19	1,000,000	1,006,083
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	500,000	513,069
Discover Bank 2.60% 11/13/18	516,000	520,376
Fifth Third Bancorp 2.875% 7/27/20	99,000	101,195
First Horizon National Corp. 3.50% 12/15/20	103,000	105,861
ING Groep N.V. 3.15% 3/29/22	250,000	254,790
Intesa Sanpaolo SpA 3.875% 1/16/18	315,000	318,228
JPMorgan Chase & Co.:
2.20% 10/22/19	264,000	265,298
2.25% 1/23/20	162,000	162,700
2.55% 10/29/20	146,000	147,361
2.75% 6/23/20	1,624,000	1,652,236
KeyCorp 2.90% 9/15/20	1,034,000	1,055,569
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,010,000	1,027,125
Mizuho Bank Ltd. 2.40% 3/26/20 (a)	350,000	350,787
Regions Financial Corp. 3.20% 2/8/21	500,000	512,213
Royal Bank of Canada 2.35% 10/30/20	757,000	762,309
SunTrust Banks, Inc.:
2.50% 5/1/19	316,000	319,411
2.90% 3/3/21	247,000	251,870
The Bank of Nova Scotia 2.35% 10/21/20	144,000	144,861
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	449,000	449,157
Wells Fargo & Co. 2.60% 7/22/20	104,000	105,528

		18,468,652

Capital Markets – 4.5%
Goldman Sachs Group, Inc. 2.625% 1/31/19 to 4/25/21	1,711,000	1,728,782
Morgan Stanley:
2.375% 7/23/19	1,403,000	1,413,010
2.50% 4/21/21	151,000	151,165
2.625% 11/17/21	277,000	277,678
2.65% 1/27/20	464,000	469,918
4.875% 11/1/22	45,000	49,052
UBS AG 2.375% 8/14/19	400,000	403,143

		4,492,748

Consumer Finance – 5.9%
American Express Credit Corp. 2.25% 5/5/21	1,108,000	1,108,779
American Honda Finance Corp.:
1.70% 9/9/21	1,000,000	981,747
2.15% 3/13/20	131,000	131,821

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Caterpillar Financial Services Corp.:
1.80% 11/13/18	$96,000	$96,275
2.25% 12/1/19	193,000	195,052
Ford Motor Credit Co. LLC:
2.875% 10/1/18	538,000	543,858
3.157% 8/4/20	1,045,000	1,063,660
Hyundai Capital America:
2.00% 3/19/18 to 7/1/19 (a)	242,000	241,186
2.60% 3/19/20 (a)	88,000	88,245
John Deere Capital Corp. 1.95% 1/8/19	848,000	852,911
Moody’s Corp. 2.75% 7/15/19	196,000	199,404
Synchrony Financial:
2.60% 1/15/19	109,000	109,595
3.00% 8/15/19	124,000	125,766
Toyota Motor Credit Corp. 2.60% 1/11/22	239,000	241,968

		5,980,267

Diversified Financial Services – 3.8%
Aon PLC 2.80% 3/15/21	114,000	114,978
BP Capital Markets PLC:
1.375% 5/10/18	57,000	56,906
1.676% 5/3/19	46,000	45,938
2.237% 5/10/19	56,000	56,500
2.521% 1/15/20	977,000	992,719
Deutsche Bank AG:
2.50% 2/13/19	445,000	446,458
2.85% 5/10/19	166,000	167,698
General Motors Financial Co., Inc.:
2.40% 4/10/18	111,000	111,527
3.20% 7/13/20	1,290,000	1,310,590
4.20% 3/1/21	136,000	142,500
Intercontinental Exchange, Inc. 2.75% 12/1/20	232,000	236,488
Moody’s Corp. 2.75% 12/15/21	43,000	43,407
Washington Prime Group LP 3.85% 4/1/20	115,000	116,233

		3,841,942

Insurance – 3.8%
Aflac, Inc. 2.40% 3/16/20	191,000	193,782
American International Group, Inc.:
2.30% 7/16/19	128,000	128,830
3.30% 3/1/21	441,000	454,143
4.875% 6/1/22	130,000	142,984
Aon Corp. 5.00% 9/30/20	95,000	102,645
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	575,000	627,378
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	115,000	116,602
4.80% 7/15/21	457,000	497,128

	Principal Amount	Value
New York Life Global Funding 1.55% 11/2/18 (a)	$141,000	$140,969
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	76,174
Prudential Financial, Inc. 2.30% 8/15/18	105,000	105,772
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	914,000	995,829
TIAA Asset Management Finance Co. LLC 2.95% 11/1/19 (a)	141,000	143,303
Unum Group 5.625% 9/15/20	116,000	127,427

		3,852,966

TOTAL FINANCIALS		36,636,575

HEALTH CARE – 6.8%
Biotechnology – 1.6%
Amgen, Inc.:
2.125% 5/1/20	115,000	115,224
2.20% 5/22/19	1,298,000	1,306,943
Celgene Corp. 2.125% 8/15/18	221,000	222,173

		1,644,340

Health Care Equipment & Supplies – 2.6%
Abbott Laboratories:
2.35% 11/22/19	277,000	278,693
2.90% 11/30/21	277,000	281,280
Becton Dickinson & Co.:
2.675% 12/15/19	102,000	103,244
2.894% 6/6/22	500,000	500,709
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,144,000	1,136,407
Zimmer Biomet Holdings, Inc. 2.00% 4/1/18	309,000	309,469

		2,609,802

Health Care Providers & Services – 0.6%
Cardinal Health, Inc. 1.95% 6/15/18	125,000	125,316
Express Scripts Holding Co. 1.25% 6/2/17	98,000	98,000
UnitedHealth Group, Inc.:
1.70% 2/15/19	98,000	98,058
1.90% 7/16/18	107,000	107,475
2.125% 3/15/21	103,000	103,352
2.70% 7/15/20	124,000	126,972

		659,173

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	89,000	89,475
2.40% 2/1/19	97,000	97,741

		187,216

Pharmaceuticals – 1.8%
AbbVie, Inc.:
1.80% 5/14/18	112,000	112,149

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
2.50% 5/14/20	$286,000	$289,382
Allergan Funding SCS 3.00% 3/12/20	215,000	219,683
Mylan N.V.:
2.50% 6/7/19	208,000	209,247
3.15% 6/15/21	761,000	775,327
Zoetis, Inc.:
1.875% 2/1/18	147,000	147,085
3.45% 11/13/20	29,000	30,084

		1,782,957

TOTAL HEALTH CARE		6,883,488

INDUSTRIALS – 2.8%
Aerospace & Defense – 1.2%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	405,000	410,882
Lockheed Martin Corp. 2.50% 11/23/20	315,000	320,082
Rockwell Collins, Inc. 1.95% 7/15/19	90,000	90,213
The Boeing Co. 1.65% 10/30/20	358,000	355,457

		1,176,634

Airlines – 0.2%
Delta Air Lines, Inc. 2.875% 3/13/20	245,000	248,432

Industrial Conglomerates – 1.0%
General Electric Co. 2.20% 1/9/20	490,000	496,262
Roper Technologies, Inc.:
2.05% 10/1/18	133,000	133,366
2.80% 12/15/21	185,000	187,435
3.00% 12/15/20	148,000	151,568

		968,631

Trading Companies & Distributors – 0.4%
Air Lease Corp.:
2.625% 9/4/18	43,000	43,392
3.375% 6/1/21	240,000	247,490
4.75% 3/1/20	109,000	116,098

		406,980

TOTAL INDUSTRIALS		2,800,677

INFORMATION TECHNOLOGY – 3.5%
Communications Equipment – 0.3%
Cisco Systems, Inc.:
1.40% 9/20/19	135,000	134,266
1.85% 9/20/21	135,000	133,657

		267,923

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp.:
2.20% 4/1/20	294,000	295,308
3.20% 4/1/24	37,000	37,681

	Principal Amount	Value
Tyco Electronics Group S.A. 2.35% 8/1/19	$183,000	$184,204

		517,193

IT Services – 0.2%
The Western Union Co. 3.65% 8/22/18	98,000	99,925
Xerox Corp. 2.75% 3/15/19	63,000	63,583

		163,508

Software – 1.1%
Oracle Corp. 1.90% 9/15/21	1,144,000	1,136,008

Technology Hardware, Storage & Peripherals – 1.4%
Dell International LLC / EMC Corp.:
3.48% 6/1/19 (a)	1,026,000	1,050,264
4.42% 6/15/21 (a)	141,000	148,592
Hewlett Packard Enterprise Co.:
2.85% 10/5/18	118,000	119,608
2.89% 10/5/17 (b)	136,000	136,566

		1,455,030

TOTAL INFORMATION TECHNOLOGY		3,539,662

MATERIALS – 0.2%
Chemicals – 0.1%
Ecolab, Inc. 1.55% 1/12/18	127,000	127,007

Metals & Mining – 0.1%
Freeport-McMoRan, Inc. 2.30% 11/14/17	101,000	100,748

TOTAL MATERIALS		227,755

REAL ESTATE – 1.6%
Equity Real Estate Investment Trusts (REITs) – 0.5%
Boston Properties LP 3.70% 11/15/18	52,000	53,216
Brixmor Operating Partnership LP 3.875% 8/15/22	59,000	60,901
Digital Realty Trust LP 3.40% 10/1/20	156,000	160,703
Federal Realty Investment Trust 2.55% 1/15/21	113,000	113,551
Omega Healthcare Investors, Inc. 4.375% 8/1/23	105,000	108,014

		496,385

Real Estate Management & Development – 1.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	37,092
ERP Operating LP 2.375% 7/1/19	194,000	195,350
Tanger Properties LP 6.125% 6/1/20	468,000	513,924
Ventas Realty LP 3.125% 6/15/23	34,000	34,000
Ventas Realty LP / Ventas Capital Corp.:
2.70% 4/1/20	193,000	195,133

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
4.00%4/30/19	$95,000	$97,927

		1,073,426

TOTAL REAL ESTATE		1,569,811

TELECOMMUNICATION SERVICES –5.6%
Diversified Telecommunication Services – 3.3%
AT&T, Inc.:
1.75% 1/15/18	111,000	111,162
2.375% 11/27/18	144,000	145,151
2.45% 6/30/20	1,415,000	1,421,642
2.80% 2/17/21	124,000	125,470
British Telecommunications PLC 2.35% 2/14/19	200,000	201,407
CenturyLink, Inc. 5.15% 6/15/17	133,000	133,000
Verizon Communications, Inc.:
1.375% 8/15/19	141,000	139,529
2.625% 2/21/20	842,000	856,604
3.65% 9/14/18	150,000	153,594

		3,287,559

Media – 1.2%
Charter Communications
Operating LLC / Charter
Communications Operating Capital 3.579% 7/23/20	1,209,000	1,256,573

Wireless Telecommunication Services – 1.1%
Vodafone Group PLC 1.50% 2/19/18	1,134,000	1,133,324

TOTAL TELECOMMUNICATION SERVICES		5,677,456

UTILITIES – 4.9%
Electric Utilities – 2.3%
American Electric Power Co., Inc. 1.65% 12/15/17	94,000	93,998
Duke Energy Corp.:
1.625% 8/15/17	89,000	89,016
1.80% 9/1/21	934,000	913,183
Emera US Finance LP:
2.15% 6/15/19	31,000	31,014
2.70% 6/15/21	31,000	31,168
Exelon Corp.:
2.85% 6/15/20	207,000	210,908
3.497% 6/1/22	95,000	97,266
FirstEnergy Corp. 2.75% 3/15/18	132,000	132,776
Great Plains Energy, Inc. 3.15% 4/1/22	86,000	87,435
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	51,000	50,906
TECO Finance, Inc. 1.755% 4/10/18 (b)	102,000	102,141

	Principal Amount	Value
The Southern Co.:
1.30% 8/15/17	$75,000	$74,988
1.85% 7/1/19	135,000	134,653
2.35% 7/1/21	227,000	225,793
Xcel Energy, Inc. 2.40% 3/15/21	66,000	66,408

		2,341,653

Independent Power and Renewable Electricity Producers – 0.0%
Southern Power Co. 2.375% 6/1/20	27,000	27,260

Multi-Utilities – 2.6%
Consolidated Edison, Inc. 2.00% 5/15/21	457,000	452,769
Dominion Resources, Inc.:
1.90% 6/15/18	501,000	501,952
2.00% 8/15/21	47,000	46,300
2.50% 12/1/19	138,000	139,427
Public Service Enterprise Group, Inc. 2.00% 11/15/21	94,000	91,695
Sempra Energy:
1.625% 10/7/19	115,000	113,816
2.40% 3/15/20	973,000	980,280
2.85% 11/15/20	120,000	121,564
WEC Energy Group, Inc. 2.45% 6/15/20	153,000	154,623

		2,602,426

TOTAL UTILITIES		4,971,339

TOTAL NONCONVERTIBLE BONDS (Cost $85,589,400)		85,743,453

U.S. Treasury Obligations – 6.2%

U.S. Treasury Notes:
1.125%, 7/31/21	884,600	865,181
1.375%, 5/15/20	2,665,000	2,669,893
1.625%, 7/31/20	680,800	683,619
1.875%, 3/31/22	2,000,000	2,011,406

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,246,204)		6,230,099

Collateralized Mortgage Obligations – 4.6%

PRIVATE SPONSOR – 4.5%
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A 2.389% 12/15/27 (a)(b)	176,740	177,073
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	375,000	380,376
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	457,657	465,771

Quarterly Report	6

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
COMM Mortgage Trust Series 2014-CR20, Class A2 2.801% 11/10/47	$41,000	$41,755
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	500,000	528,812
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033% 9/15/47 (a)(b)	1,067,000	1,162,972
SCG Trust Series 2013-SRP1, Class A 2.639% 11/15/26 (a)(b)	231,000	229,270
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	520,000	526,766
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A 5.608% 5/15/46 (b)	900,952	902,888
Wells Fargo Commercial Mortgage Trust 2016-C37, Class A1 1.944% 12/15/49	140,852	141,037

TOTAL PRIVATE SPONSOR		4,556,720

U.S. GOVERNMENT AGENCY – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	140,739	141,695

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,751,261)		4,698,415

Asset-Backed Securities – 2.7%

Ally Master Owner Trust Series 2014-5, Class A2 1.60% 10/15/19	165,000	165,116
Ally Master Owner Trust Series 2015-3, Class A 1.63% 5/15/20	90,000	90,045
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27% 1/8/20	60,944	60,919
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	101,000	101,202
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% 6/15/22	269,000	267,099
Chrysler Capital Auto Receivables Trust Series 2015-AA, Class A3 1.22% 7/15/19 (a)	13,933	13,927
Enterprise Fleet Financing LLC Series 2015-1, Class A2 1.30% 9/20/20 (a)	63,645	63,588
Enterprise Fleet Financing LLC Series 2015-2, Class A3 2.09% 2/22/21 (a)	1,000,000	1,003,702

	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% 8/15/20	$94,000	$94,228
Ford Credit Floorplan Master Owner Trust Series 2016-1, Class A1 1.76% 2/15/21	121,000	121,088
Ford Credit Floorplan Master Owner Trust Series 2016-3, Class A1 1.55% 7/15/21	235,000	234,042
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	250,893
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A3 1.26% 2/16/21	256,000	254,820

TOTAL ASSET-BACKED SECURITIES (Cost $2,725,434)		2,720,669

Municipal Securities – 0.2%

Illinois Gen. Oblig. Series 2011 5.877%% 3/1/19 (Cost $177,161)	170,000	178,044

Money Market Funds – 1.4%
	Shares

Fidelity Cash Central Fund, 0.86% (c) (Cost $1,380,818)	1,380,555	1,380,826

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $100,870,278)		100,951,506

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(275)

NET ASSETS – 100.0%		$100,951,231

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,157,071 or 12.0% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

7	Quarterly Report

Investments (Unaudited) – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,560

Other Information

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$85,743,453	$—	$85,743,453	$—
U.S. Treasury Obligations	6,230,099	—	6,230,099	—
Collateralized Mortgage Obligations	4,698,415	—	4,698,415	—
Asset-Backed Securities	2,720,669	—	2,720,669	—
Municipal Securities	178,044	—	178,044	—
Money Market Funds	1,380,826	1,380,826	—	—

Total Investments in Securities:	$100,951,506	$1,380,826	$99,570,680	$—

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $100,870,491. Net unrealized appreciation aggregated $81,015, of which $388,023 related to appreciated investment securities and $307,008 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 –unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Total Bond ETF

May 31, 2017

T14-QTLY-0717

1.9862235.102

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations – 39.2%
	Principal Amount	Value
U.S. Treasury Bonds:
2.25%, 2/15/27	$300,000	$300,856
3.00% 11/15/45 to 5/15/47	12,482,000	12,797,962
U.S. Treasury Inflation Indexed Bonds:
0.375%, 1/15/27	2,523,132	2,521,033
0.75%, 2/15/45	447,249	428,201
0.875%, 2/15/47	252,490	249,826
1.00%, 2/15/46	1,054,633	1,075,047
1.375%, 2/15/44	2,438,366	2,700,890
U.S. Treasury Inflation Indexed Notes:
0.125%, 7/15/26	5,171,852	5,069,423
0.375%, 7/15/25	1,854,602	1,866,965
0.625%, 1/15/26	3,985,062	4,073,287
U.S. Treasury Notes:
0.75% 10/31/17 to 9/30/18	18,349,000	18,260,248
1.125%, 8/31/21	2,960,000	2,892,243
1.25% 3/31/21 to 10/31/21	5,830,000	5,730,878
1.75%, 12/31/20	5,606,000	5,639,944
1.875%, 3/31/22	12,136,000	12,202,845
2.00% 12/31/21 to 5/31/24	23,493,000	23,748,522
2.125%, 3/31/24	4,717,000	4,751,642

TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,288,889)		104,309,812

Nonconvertible Bonds – 35.8%

CONSUMER DISCRETIONARY – 3.1%
Automobiles – 0.0%
General Motors Co. 3.50% 10/2/18	10,000	10,191

Diversified Consumer Services – 0.1%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	220,000
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,160
Laureate Education, Inc. 8.25% 5/1/25 (a)	85,000	89,675

		323,835

Hotels, Restaurants & Leisure – 0.6%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	70,000	70,000
Landry’s, Inc. 6.75% 10/15/24 (a)	400,000	413,000
McDonald’s Corp.:
2.75% 12/9/20	24,000	24,512
3.70% 1/30/26	262,000	272,936
Scientific Games International, Inc.:
6.625% 5/15/21	100,000	99,000
10.00% 12/1/22	200,000	217,750

	Principal Amount	Value
Wynn Macau Ltd. 5.25% 10/15/21 (a)	$500,000	$518,125

		1,615,323

Internet & Direct Marketing Retail – 0.1%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	215,000

Media – 2.1%
Altice Luxembourg S.A. 7.625% 2/15/25 (a)	300,000	327,375
Altice US Finance I Corp.:
5.375% 7/15/23 (a)	200,000	208,750
5.50% 5/15/26 (a)	200,000	209,500
AMC Networks, Inc. 5.00% 4/1/24	200,000	202,998
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.375% 5/1/25 (a)	300,000	317,625
5.875% 4/1/24 (a)	200,000	214,850
CSC Holdings LLC 6.625% 10/15/25 (a)	400,000	440,660
MDC Partners, Inc. 6.50% 5/1/24 (a)	300,000	302,250
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.50% 8/1/19 (a)	420,000	422,100
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	200,000	203,126
5.375% 4/15/25 (a)	200,000	205,500
Time Warner Cable LLC:
4.00% 9/1/21	1,300,000	1,365,819
5.50% 9/1/41	16,000	17,067
6.55% 5/1/37	26,000	31,170
6.75% 6/15/39	220,000	269,365
7.30% 7/1/38	211,000	268,681
Time Warner, Inc. 3.60% 7/15/25	440,000	439,753
WideOpenWest Finance LLC / WideOpenWest Capital Corp. 10.25% 7/15/19	195,000	202,059

		5,648,648

Specialty Retail – 0.2%
L Brands, Inc. 6.75% 7/1/36	400,000	385,080

TOTAL CONSUMER DISCRETIONARY		8,198,077

CONSUMER STAPLES – 1.8%
Beverages – 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,106,000	1,123,731
3.30% 2/1/23	458,000	472,407
4.90% 2/1/46	282,000	312,628
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,433

		1,919,199

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food & Staples Retailing – 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.625% 6/15/24 (a)	$200,000	$207,000
CVS Health Corp. 4.00% 12/5/23	200,000	211,543
FAGE International SA / FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	200,000	204,000
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	35,181

		657,724

Food Products – 0.2%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	440,000	427,075

Household Products – 0.1%
Energizer Holdings, Inc. 5.50% 6/15/25 (a)	220,000	232,375

Tobacco – 0.6%
Altria Group, Inc. 2.625% 1/14/20	100,000	101,758
Imperial Brands Finance PLC 3.75% 7/21/22 (a)	400,000	417,266
Reynolds American, Inc.:
2.30% 6/12/18	48,000	48,245
3.25% 6/12/20	21,000	21,738
4.00% 6/12/22	73,000	77,727
4.45% 6/12/25	53,000	57,071
4.85% 9/15/23	220,000	242,785
5.70% 8/15/35	28,000	32,775
5.85% 8/15/45	180,000	217,701
Vector Group Ltd. 6.125% 2/1/25 (a)	300,000	312,000

		1,529,066

TOTAL CONSUMER STAPLES		4,765,439

CONSUMER, NON-CYCLICAL – 0.4%
Pharmaceuticals – 0.4%
Patheon Holdings I BV 7.50% 2/1/22 (a)	200,000	213,750
Perrigo Finance Unlimited Co.:
3.50% 3/15/21	226,000	235,105
3.90% 12/15/24	200,000	204,312
Teva Pharmaceutical Finance Netherlands III BV:
2.20% 7/21/21	136,000	133,331
2.80% 7/21/23	97,000	94,106
3.15% 10/1/26	116,000	108,935

TOTAL CONSUMER, NON-CYCLICAL		989,539

	Principal Amount	Value
ENERGY – 6.2%
Energy Equipment & Services – 0.3%
DCP Midstream Operating LP 8.125% 8/16/30	$200,000	$237,000
Ensco PLC 8.00% 1/31/24	200,000	197,000
Halliburton Co.: 3.80% 11/15/25	63,000	65,031
4.85% 11/15/35	55,000	58,826
Noble Holding International Ltd. 7.75% 1/15/24	200,000	176,438

		734,295

Oil, Gas & Consumable Fuels – 5.9%
Anadarko Finance Co. 7.50% 5/1/31	227,000	293,543
Anadarko Petroleum Corp.:
4.85% 3/15/21	47,000	50,471
5.55% 3/15/26	518,000	581,534
6.45% 9/15/36	38,000	45,175
6.60% 3/15/46	130,000	161,025
Antero Resources Corp. 5.125% 12/1/22	220,000	222,475
Canadian Natural Resources Ltd.:
1.75% 1/15/18	21,000	20,992
5.85% 2/1/35	90,000	99,774
Cenovus Energy, Inc. 5.70% 10/15/19	68,000	72,909
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	200,000	204,500
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	20,000	20,092
3.30% 6/1/20	99,000	101,293
4.50% 6/1/25	30,000	32,190
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75% 4/1/25 (a)	50,000	51,125
DCP Midstream Operating LP:
3.875% 3/15/23	440,000	429,880
5.60% 4/1/44	21,000	19,950
DCP Midstream Operating LP (Reg. S):
4.75% 9/30/21	350,000	355,250
5.35% 3/15/20	220,000	229,900
Denbury Resources, Inc. 4.625% 7/15/23	85,000	56,737
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	208,521
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	72,951
Enbridge, Inc.:
4.25% 12/1/26	66,000	69,572
5.50% 12/1/46	77,000	86,047

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Endeavor Energy Resources LP / EER Finance, Inc. 7.00% 8/15/21 (a)	$220,000	$227,700
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	92,374
Hess Corp. 7.875% 10/1/29	113,000	140,612
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	60,000	61,693
5.00% 10/1/21	69,000	74,795
5.50% 3/1/44	262,000	274,254
6.55% 9/15/40	13,000	15,135
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	79,658
5.05% 2/15/46	34,000	34,244
Melco Resorts Finance Ltd. 5.00% 2/15/21 (a)	250,000	256,575
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	200,500
Petrobras Global Finance BV:
5.625% 5/20/43	102,000	85,170
6.25% 3/17/24	220,000	227,260
6.75% 1/27/41	50,000	47,025
7.25% 3/17/44	984,000	975,144
7.375% 1/17/27	600,000	643,080
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	1,170,000	1,192,873
Petroleos Mexicanos:
3.50% 7/23/20	55,000	55,968
4.50% 1/23/26	200,000	196,300
4.625% 9/21/23	1,315,000	1,340,511
5.50% 1/21/21	460,000	489,279
5.625% 1/23/46	373,000	336,446
6.375% 1/23/45	650,000	644,865
6.50% 3/13/27 (a)	494,000	539,077
Phillips 66 4.30% 4/1/22	600,000	649,213
Phillips 66 Partners LP 2.646% 2/15/20	5,000	5,041
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	220,000	244,317
5.75% 5/15/24	200,000	224,021
5.875% 6/30/26	200,000	225,653
Southwestern Energy Co. 4.10% 3/15/22	600,000	555,000
Sunoco LP / Sunoco Finance Corp. 6.25% 4/15/21	200,000	211,000
Teine Energy Ltd. 6.875% 9/30/22 (a)	200,000	203,000
The Williams Companies., Inc.:
4.55% 6/24/24	510,000	524,025

	Principal Amount	Value
5.75% 6/24/44	$131,000	$136,649
Western Gas Partners LP 4.65% 7/1/26	35,000	36,867
Williams Partners LP:
3.60% 3/15/22	103,000	106,014
3.90% 1/15/25	467,000	478,172
4.00% 11/15/21 to 9/15/25	226,000	233,478
4.50% 11/15/23	51,000	54,390
WPX Energy, Inc. 7.50% 8/1/20	220,000	232,100

		15,835,384

Pipeline – 0.0%
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75% 4/15/25	20,000	20,500

TOTAL ENERGY		16,590,179

FINANCIALS – 11.3%
Banks – 5.0%
Bank of America Corp.:
2.25% 4/21/20	213,000	213,051
2.60% 1/15/19	100,000	100,987
2.65% 4/1/19	22,000	22,249
3.50% 4/19/26	227,000	227,558
3.875% 8/1/25	222,000	229,747
3.95% 4/21/25	229,000	232,837
4.20% 8/26/24	160,000	166,404
4.25% 10/22/26	1,130,000	1,168,015
Bank of America N.A. 1.65% 3/26/18	250,000	250,276
Barclays PLC:
2.00% 3/16/18	200,000	200,232
2.75% 11/8/19	400,000	403,578
4.375% 1/12/26	200,000	208,602
Capital One N.A. 1.65% 2/5/18	1,000,000	999,737
Citigroup, Inc.:
1.80% 2/5/18	650,000	650,375
1.85% 11/24/17	220,000	220,458
2.40% 2/18/20	870,000	873,703
3.875% 3/26/25	260,000	262,891
4.00% 8/5/24	115,000	118,572
Citizens Bank N.A. 2.50% 3/14/19	250,000	252,127
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	252,054
3.75% 3/26/25	250,000	252,712
3.80% 6/9/23	906,000	930,784
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	200,000	203,081

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
JPMorgan Chase & Co.:
2.75% 6/23/20	$75,000	$76,304
2.95% 10/1/26	2,227,000	2,153,315
3.875% 9/10/24	190,000	196,286
4.125% 12/15/26	386,000	401,861
Regions Financial Corp. 3.20% 2/8/21	81,000	82,978
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	1,035,022
6.125% 12/15/22	870,000	952,831

		13,338,627

Capital Markets – 2.2%
Affiliated Managers Group, Inc.: 3.50% 8/1/25	81,000	80,662
4.25% 2/15/24	138,000	144,890
Goldman Sachs Group, Inc.:
2.55% 10/23/19	100,000	101,023
2.60% 4/23/20	870,000	878,816
3.691% 6/5/28	1,000,000	1,000,000
3.75% 5/22/25	200,000	204,857
Lazard Group LLC 4.25% 11/14/20	235,000	248,429
Morgan Stanley:
1.875% 1/5/18	114,000	114,195
3.125% 7/27/26	2,370,000	2,305,242
4.875% 11/1/22	440,000	479,617
UBS AG 1.80% 3/26/18	250,000	250,349

		5,808,080

Consumer Finance – 1.6%
Ally Financial, Inc.:
3.60% 5/21/18	440,000	446,050
3.75% 11/18/19	220,000	224,950
4.125% 2/13/22	130,000	133,332
Discover Financial Services:
3.75% 3/4/25	532,000	529,796
3.85% 11/21/22	1,000,000	1,028,538
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	836,687
Hyundai Capital America:
2.00% 3/19/18 (a)	96,000	96,118
2.125% 10/2/17 (a)	132,000	132,147
Navient Corp. 8.00% 3/25/20	400,000	442,000
Synchrony Financial 3.00% 8/15/19	320,000	324,558

		4,194,176

Diversified Financial Services – 1.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	276,106

	Principal Amount	Value
4.625% 7/1/22	$150,000	$160,748
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	220,000	205,150
Deutsche Bank AG:
2.85% 5/10/19	240,000	242,455
4.50% 4/1/25	1,000,000	999,595
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	76,388
3.25% 5/15/18	15,000	15,196
3.50% 7/10/19	1,544,000	1,580,298
4.00% 1/15/25	50,000	50,289
4.20% 3/1/21	138,000	144,595
4.25% 5/15/23	5,000	5,171
4.75% 8/15/17	20,000	20,125
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	230,000	235,462
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	43,832
Navient Corp. 5.50% 1/15/19	125,000	129,688
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	200,000	209,249

		4,394,347

Insurance – 0.7%
American International Group, Inc. 3.30% 3/1/21	69,000	71,056
Hartford Financial Services Group, Inc. 4.30% 4/15/43	550,000	554,063
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	130,000	141,871
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	300,000	335,973
TIAA Asset Management Finance Co. LLC:
2.95% 11/1/19 (a)	14,000	14,229
4.125% 11/1/24 (a)	21,000	21,809
Unum Group:
3.875% 11/5/25	327,000	334,006
4.00% 3/15/24	440,000	457,246

		1,930,253

Thrifts & Mortgage Finance – 0.2%
Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25% 5/15/23 (a)	400,000	437,336

TOTAL FINANCIALS		30,102,819

HEALTH CARE – 1.9%
Health Care Providers & Services – 0.8%
CHS / Community Health Systems, Inc.:
6.25% 3/31/23	40,000	41,470

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
8.00% 11/15/19	$210,000	$211,050
DaVita, Inc. 5.125% 7/15/24	200,000	203,500
HCA, Inc.:
4.75% 5/1/23	5,000	5,333
5.375% 2/1/25	260,000	273,325
5.875% 3/15/22	5,000	5,550
6.50% 2/15/20	520,000	571,350
Kindred Healthcare, Inc. 8.75% 1/15/23	220,000	229,900
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	320,000	333,600
Tenet Healthcare Corp.:
6.75% 6/15/23	5,000	4,974
8.125% 4/1/22	200,000	211,000

		2,091,052

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	870,000	930,269

Pharmaceuticals – 0.8%
Allergan Funding SCS 3.45% 3/15/22	870,000	901,955
Mylan N.V.:
2.50% 6/7/19	73,000	73,438
3.15% 6/15/21	569,000	579,713
3.95% 6/15/26	90,000	90,245
Valeant Pharmaceuticals International Inc. 6.50% 3/15/22 (a)	130,000	136,474
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	265,000	213,325
Zoetis, Inc. 3.25% 2/1/23	100,000	102,990

		2,098,140

TOTAL HEALTH CARE		5,119,461

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.2%
Huntington Ingalls Industries, Inc. 5.00% 11/15/25 (a)	200,000	214,000
KLX, Inc. 5.875% 12/1/22 (a)	200,000	211,016

		425,016

Airlines – 0.1%
Air Canada 7.75% 4/15/21 (a)	220,000	251,075
American Airlines Group, Inc. 5.50% 10/1/19 (a)	100,000	104,563

		355,638

Commercial Services & Supplies – 0.4%
ADT Corp. 6.25% 10/15/21	200,000	220,000

	Principal Amount	Value
APX Group, Inc.:
6.375% 12/1/19	$134,000	$138,243
8.75% 12/1/20	700,000	725,375

		1,083,618

Construction & Engineering – 0.1%
AECOM 5.125% 3/15/27 (a)	300,000	298,875

Trading Companies & Distributors – 0.4%
Air Lease Corp.:
2.125% 1/15/20	300,000	299,842
2.625% 9/4/18	99,000	99,904
3.375% 6/1/21	72,000	74,247
3.75% 2/1/22	51,000	53,376
4.25% 9/15/24	125,000	131,742
4.75% 3/1/20	125,000	133,139
FLY Leasing Ltd. 6.375% 10/15/21	200,000	209,000

		1,001,250

TOTAL INDUSTRIALS		3,164,397

INFORMATION TECHNOLOGY – 1.1%
Communications Equipment – 0.2%
Alcatel-Lucent USA, Inc. 6.45% 3/15/29	240,000	280,800
Brocade Communications Systems, Inc. 4.625% 1/15/23	200,000	205,500

		486,300

IT Services – 0.1%
Ceridian HCM Holding, Inc. 11.00% 3/15/21 (a)	200,000	210,500
First Data Corp. 5.375% 8/15/23 (a)	200,000	210,000

		420,500

Semiconductors & Semiconductor Equipment – 0.1%
Qorvo, Inc. 7.00% 12/1/25	220,000	248,050

Software – 0.7%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00% 11/30/24 (a)	200,000	224,000
Open Text Corp. 5.625% 1/15/23 (a)	200,000	210,250
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	600,000	639,564
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	400,000	458,000
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	200,000	208,500
Veritas U.S., Inc. / Veritas Bermuda Ltd. 10.50% 2/1/24 (a)	85,000	92,225

		1,832,539

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45	$17,000	$18,252

TOTAL INFORMATION TECHNOLOGY		3,005,641

MATERIALS – 0.5%
Chemicals – 0.3%
CF Industries, Inc.:
3.45% 6/1/23	200,000	187,250
4.95% 6/1/43	200,000	176,500
Consolidated Energy Finance S.A. 6.875% 6/15/25 (a)	150,000	152,062
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	105,000	105,263
Platform Specialty Products Corp. 6.50% 2/1/22 (a)	200,000	206,000
The Chemours Co. 5.375% 5/15/27	85,000	88,400

		915,475

Metals & Mining – 0.2%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	226,734
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	215,767

		442,501

TOTAL MATERIALS		1,357,976

REAL ESTATE – 3.7%
Equity Real Estate Investment Trusts (REITs) – 2.5%
American Tower Corp. 2.80% 6/1/20	100,000	101,613
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	191,900
3.85% 2/1/25	100,000	99,840
3.875% 8/15/22	71,000	73,288
4.125% 6/15/26	490,000	496,034
DDR Corp.:
3.625% 2/1/25	45,000	42,933
4.25% 2/1/26	191,000	188,237
Digital Realty Trust LP:
3.40% 10/1/20	99,000	101,985
3.95% 7/1/22	376,000	395,677
4.75% 10/1/25	288,000	310,207
Duke Realty LP 3.75% 12/1/24	18,000	18,566
Equinix, Inc. 5.75% 1/1/25	200,000	216,000
Equity One, Inc. 3.75% 11/15/22	190,000	197,621
Government Properties Income Trust 3.75% 8/15/19	180,000	181,686

	Principal Amount	Value
HCP, Inc.:
3.875% 8/15/24	$195,000	$198,984
4.00% 6/1/25	870,000	891,272
Lexington Realty Trust 4.40% 6/15/24	415,000	416,247
MPT Operating Partnership LP / MPT Finance Corp. 5.50% 5/1/24	200,000	210,500
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	596,000	613,106
4.50% 1/15/25 to 4/1/27	1,411,000	1,418,636
4.75% 1/15/28	269,000	270,421
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,721

		6,645,474

Real Estate Management & Development – 1.2%
Brandywine Operating Partnership LP 4.10% 10/1/24	1,065,000	1,074,838
CBRE Services, Inc. 5.00% 3/15/23	325,000	338,813
Corporate Office Properties LP 5.00% 7/1/25	51,000	53,866
Liberty Property LP:
3.75% 4/1/25	50,000	50,976
4.125% 6/15/22	440,000	463,204
Mack-Cali Realty LP 3.15% 5/15/23	435,000	410,858
Tanger Properties LP:
3.125% 9/1/26	96,000	90,337
3.75% 12/1/24	35,000	35,291
Ventas Realty LP:
3.125% 6/15/23	38,000	38,000
3.50% 2/1/25	453,000	452,114
3.75% 5/1/24	190,000	194,401
4.125% 1/15/26	34,000	35,207
WP Carey, Inc. 4.00% 2/1/25	65,000	65,128

		3,303,033

TOTAL REAL ESTATE		9,948,507

TELECOMMUNICATION SERVICES – 3.2%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	200,000	204,500

Diversified Telecommunication Services – 2.0%
Altice Financing S.A. 7.50% 5/15/26 (a)	200,000	220,250
Altice Finco S.A. 8.125% 1/15/24 (a)	400,000	435,000
AT&T, Inc.:
2.45% 6/30/20	484,000	486,272

7	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
3.60% 2/17/23	$171,000	$174,945
6.30% 1/15/38	276,000	320,962
Intelsat Jackson Holdings S.A. 8.00% 2/15/24 (a)	200,000	215,875
Level 3 Financing, Inc. 5.625% 2/1/23	200,000	208,750
Qwest Corp.:
6.75% 12/1/21	130,000	145,371
6.875% 9/15/33	90,000	90,335
7.25% 9/15/25	90,000	99,978
SFR Group S.A. 7.375% 5/1/26 (a)	200,000	216,374
Telecom Italia SpA 5.303% 5/30/24 (a)	400,000	426,748
Verizon Communications, Inc.:
2.625% 2/21/20	574,000	583,955
3.45% 3/15/21	390,000	406,105
3.65% 9/14/18	950,000	972,761
5.012% 8/21/54	220,000	214,987
5.50% 3/16/47	164,000	178,372

		5,397,040

Media – 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	312,000	334,709
5.375% 5/1/47 (a)	65,000	68,315
DISH DBS Corp. 5.00% 3/15/23	300,000	308,346
Univision Communications Inc. 5.125% 5/15/23 to 2/15/25 (a)	400,000	398,874
Ziggo Secured Finance BV 5.50% 1/15/27 (a)	200,000	203,106

		1,313,350

Wireless Telecommunication Services – 0.6%
Millicom International Cellular S.A. (Reg. S) 6.00% 3/15/25	300,000	315,990
Sprint Corp. 7.875% 9/15/23	390,000	450,450
Telesat Canada / Telesat LLC 8.875% 11/15/24 (a)	200,000	224,000
T-Mobile USA, Inc.:
5.125% 4/15/25	300,000	312,783
6.375% 3/1/25	245,000	265,519

		1,568,742

TOTAL TELECOMMUNICATION SERVICES		8,483,632

UTILITIES – 1.4%
Electric Utilities – 1.2%
Dynegy, Inc.:
7.375% 11/1/22	100,000	98,500
8.00% 1/15/25 (a)	200,000	194,020

	Principal Amount	Value
Emera US Finance LP:
2.15% 6/15/19	$37,000	$37,017
2.70% 6/15/21	36,000	36,195
3.55% 6/15/26	57,000	56,961
Exelon Corp.:
1.55% 6/9/17	21,000	21,000
2.85% 6/15/20	440,000	448,306
3.95% 6/15/25	100,000	103,994
FirstEnergy Corp.:
2.75% 3/15/18	36,000	36,212
4.25% 3/15/23	1,080,000	1,125,926
7.375% 11/15/31	440,000	586,770
IPALCO Enterprises, Inc. 3.45% 7/15/20	154,000	156,310
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	206,008	221,458
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	139,000	165,542

		3,288,211

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 6.25% 5/1/24	125,000	125,688
The AES Corp. 4.875% 5/15/23	125,000	127,031

		252,719

Multi-Utilities – 0.1%
Dominion Energy, Inc. 3.452% 9/30/66 (b)	22,000	18,920
Sempra Energy 6.00% 10/15/39	106,000	132,165

		151,085

TOTAL UTILITIES		3,692,015

TOTAL NONCONVERTIBLE BONDS (Cost $93,659,333)		95,417,682

U.S Government Agency - Mortgage Securities – 17.2%

Fannie Mae – 10.6%
Fannie Mae:
3.00% 5/1/31 to 12/1/46	6,592,676	6,658,614
3.00% 6/1/32 (c)	2,900,000	2,990,172
3.50% 9/1/29 to 4/1/47	6,956,752	7,212,300
3.50% 6/1/47 (c)	1,000,000	1,032,031
4.00% 9/1/41 to 10/1/46	4,414,349	4,676,554
4.00% 6/1/47 (c)	400,000	422,344
4.50% 8/1/33 to 3/1/47	1,217,104	1,319,985
4.50% 6/1/47 (c)	500,000	538,789

Quarterly Report	8

U.S Government Agency - Mortgage Securities – continued
	Principal Amount	Value
Fannie Mae – continued
5.00% 2/1/38 to 1/1/44	$1,805,741	$1,991,377
5.50% 6/1/38 to 11/1/38	773,732	863,968
6.00% 7/1/37	336,400	382,548

TOTAL FANNIE MAE		28,088,682

Freddie Mac – 3.4%
Freddie Mac:
2.50% 7/1/31	85,078	86,182
3.00% 10/1/28 to 1/1/47	2,128,133	2,150,417
3.50% 3/1/32 to 9/1/46	3,377,468	3,511,411
4.00% 5/1/37 to 1/1/45	2,111,745	2,248,708
4.50% 1/1/42	614,113	664,874
5.00% 2/1/38	256,492	282,838
5.50% 6/1/41	52,505	58,830

TOTAL FREDDIE MAC		9,003,260

Ginnie Mae – 3.2%
Ginnie Mae:
3.00% 12/20/42 to 2/20/47	3,767,281	3,840,499
3.50% 12/20/41 to 7/20/46	1,531,578	1,603,128
3.50% 6/1/47 (c)	1,600,000	1,668,125
4.00% 12/15/40 to 11/20/45	861,817	915,013
4.00% 6/1/47 (c)	300,000	317,437
4.00% 7/1/47 (c)	100,000	105,656
4.50% 5/20/41 to 2/20/44	160,639	173,278

TOTAL GINNIE MAE		8,623,136

TOTAL U.S GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $45,790,916)		45,715,078

Collateralized Mortgage Obligations – 2.3%

PRIVATE SPONSOR – 2.2%
Banc of America Commercial Mortgage Trust Series 2007-5, Class A1A 5.361% 2/10/51	395,125	398,098
BBCMS Trust Series 2015-RRI, Class C 3.039% 5/15/32 (a)(b)	500,000	500,755
BBCMS Trust Series 2015-RRI, Class D 3.889% 5/15/32 (a)(b)	500,000	499,704
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA 3.989% 12/15/27 (a)(b)	889,196	893,102

	Principal Amount	Value
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	$16,994	$17,173
Commercial Mortgage Loan Trust Series 2008-LS1, Class A1A 6.109% 12/10/49 (b)	704,537	709,966
CSMC Series 2015-TOWN, Class B 2.889% 3/15/28 (a)(b)	14,000	13,989
CSMC Series 2015-TOWN, Class C 3.239% 3/15/28 (a)(b)	13,000	12,994
CSMC Series 2015-TOWN, Class D 4.189% 3/15/28 (a)(b)	20,000	20,000
CSMC Series 2015-TOWN, Class E 5.139% 3/15/28 (a)(b)	101,000	101,126
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.382% 12/15/34 (a)(b)	1,050,000	1,075,958
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.382% 12/15/34 (a)(b)	1,283,000	1,304,296
MSCG Trust Series 2016-SNR, Class A 3.348% 11/15/34 (a)(b)	205,000	206,496
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	72,000	72,628
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	51,000	51,590

TOTAL PRIVATE SPONSOR		5,877,875

U.S. GOVERNMENT AGENCY – 0.1%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (d)	126,104	127,315

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,028,564)		6,005,190

Municipal Securities – 1.3%

Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	93,252
Chicago Gen. Oblig. (Taxable Proj.) Series 2014-B, 6.314% 1/1/44	195,000	175,857

9	Quarterly Report

Investments (Unaudited) – continued

Municipal Securities – continued
	Principal Amount	Value
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	$25,667	$25,810
4.95% 6/1/23	905,000	923,887
5.10% 6/1/33	1,560,000	1,405,763
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,204
5.877% 3/1/19	30,000	31,419
State of California:
7.30% 10/1/39	450,000	647,820
7.50% 4/1/34	100,000	143,993

TOTAL MUNICIPAL SECURITIES (Cost $3,620,676)		3,458,005

Foreign Government and Government Agency Obligations – 0.9%

Banco Nacional de Desenvolvimento Economico e Social (Reg. S):
4.00% 4/14/19	600,000	605,370
5.50% 7/12/20	200,000	210,500
Brazilian Government International Bond 4.875% 1/22/21	1,000,000	1,053,750
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	413,000
Republic of Belarus International Bond (Reg. S) 8.950% 1/26/18	250,000	256,902

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,505,458)		2,539,522

Asset-Backed Securities – 0.7%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	1,162,000	1,162,000
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)(b)	365,229	371,921
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)(b)	250,000	255,984

TOTAL ASSET-BACKED SECURITIES (Cost $1,777,213)		1,789,905

Money Market Funds – 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.86% (e) (Cost $12,590,514)	$12,588,818	$12,591,285

TOTAL INVESTMENT PORTFOLIO – 102.1% (Cost $270,261,563)		271,826,479

NET OTHER ASSETS (LIABILITIES) – (2.1%)		(5,694,126)

NET ASSETS – 100.0%		$266,132,353

TBA Sale Commitments
	Principal Amount
Fannie Mae
3.50% 6/13/47	$(2,700,000)	(2,786,484)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,785,626)		$(2,786,484)

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,701,512 or 8.6% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,990

Quarterly Report	10

Other Information

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Treasury Obligations	$104,309,812	$—	$104,309,812	$—
Corporate Bonds	95,417,682	—	95,417,682	—
U.S Government Agency - Mortgage Securities	45,715,078	—	45,715,078	—
Collateralized Mortgage Obligations	6,005,190	—	6,005,190	—
Municipal Securities	3,458,005	—	3,458,005	—
Foreign Government and Government Agency Obligations	2,539,522	—	2,539,522	—
Asset-Backed Securities	1,789,905	—	1,789,905	—
Money Market Funds	12,591,285	12,591,285	—	—

Total Investments in Securities:	$271,826,479	$12,591,285	$259,235,194	$—

Other Financial Instruments:
TBA Sale Commitments	$(2,786,484)	$—	$(2,786,484)	$—

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $270,273,617. Net unrealized appreciation aggregated $1,552,862, of which $3,241,306 related to appreciated investment securities and $1,688,444 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

11	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	12

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017